Document And Entity Information	9 Months Ended
	Feb. 29, 2012	Apr. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Artisanal Brands, Inc.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		27,752,982
Amendment Flag	false
Entity Central Index Key	0000945634
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb 29, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Consolidated Balance Sheet (USD $)	Feb. 29, 2012	May 31, 2011	May 31, 2010
CURRENT ASSETS:
Cash	$ 16,567	$ 43,547	$ 384,998
Accounts receivable, net	193,074	317,751	289,003
Inventories	420,178	374,116	369,902
Prepaid expenses and other current assets	36,305	28,844	55,208
Total Current Assets	666,124	764,258	1,099,111
FIXED ASSETS, net	466,109	546,746	616,437
OTHER ASSETS	31,103	33,085	35,046
INTANGIBLES - at cost, net	3,489,179	3,552,179	3,636,178
Total Assets	4,652,515	4,896,268	5,386,772
CURRENT LIABILITIES:
Accounts payable	648,321	719,798	511,808
Note payable and current portion of long term debt	1,234,000	1,246,256	282,171
Prepaid gift certificates and other deferred revenue	106,524	51,296	66,485
Accrued expenses and other current liabilities	590,259	517,618	276,533
Accrued payroll taxes	951,332	622,570	480,769
Total Current Liabilities	3,530,436	3,157,538	1,617,766
LONG TERM DEBT, net of current portion	3,873,508	3,288,124	2,986,630
SHAREHOLDERS' DEFICIT
Preferred stock - $0.001 par value, 10,000,000 shares authorized, 6,514,154 and 6,405,660 shares issued and outstanding, respectively	6,514	6,405	6,419
Common stock - $0.001 par value, 100,000,000 shares authorized 27,752,982 and 24,200,316 shares issued and outstanding, respectively	27,753	24,200	23,765
Additional paid-in capital	19,401,307	17,028,389	16,820,913
Accumulated deficit	(22,187,003)	(18,608,388)	(16,068,721)
Total shareholders' deficit	(2,751,429)	(1,549,394)	782,376
Total Liabilities & Shareholders' Deficit	$ 4,652,515	$ 4,896,268	$ 5,386,772

Consolidated Balance Sheet (Parentheticals) (USD $)	Feb. 29, 2012	May 31, 2011	May 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	6,514,154	6,405,660	6,419,160
Preferred stock, shares outstanding	6,514,154	6,405,660	6,419,160
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	40,000,000
Common stock, shares issued	27,752,982	24,200,316	23,765,316
Common stock, shares outstanding	27,752,982	24,200,316	23,765,316

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	May 31, 2011	May 31, 2010
SALES	$ 1,315,625	$ 1,517,927	$ 2,921,179	$ 3,622,148	$ 4,634,359	$ 4,192,845
COST OF GOODS SOLD	931,170	1,031,956	2,291,115	2,577,294	3,369,178	3,382,110
GROSS PROFIT	384,455	485,971	630,064	1,044,854	1,265,181	810,735
SELLING, GENERAL AND ADMINISTRATIVE	846,549	752,229	3,417,216	2,034,483	3,083,952	2,426,468
DEPRECIATION AND AMORTIZATION	54,696	60,551	164,088	169,943	228,639	254,516
LOSS FROM OPERATIONS BEFORE INCOME TAXES AND INTEREST	(516,790)	(326,809)	(2,951,240)	(1,159,572)	(2,047,410)	(1,870,249)
OTHER INCOME( EXPENSES):
Interest income (expense) and other income	(145,656)	(83,747)	(484,442)	(357,194)	(492,257)	(421,365)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(662,446)	(410,556)	(3,435,682)	(1,516,766)	(2,539,667)	(2,291,614)
NET LOSS	(662,446)	(410,556)	(3,435,682)	(1,516,766)	(2,539,667)	(2,291,614)
LESS PREFERRED STOCK DIVIDEND	0	0	0	0		(267,936)
NET LOSS APPLICABLE TO COMMON SHARES	$ (662,446)	$ (410,556)	$ (3,435,682)	$ (1,516,766)	$ (2,539,667)	$ (2,559,550)
LOSS APPLICABLE PER COMMON SHARE
Basic (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.14)	$ (0.06)	$ (0.11)	$ (0.23)
Diluted (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.14)	$ (0.06)	$ (0.11)	$ (0.23)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
basic (in Shares)	26,492,982	24,167,816	25,346,649	24,054,066	24,022,649	11,079,649
diluted (in Shares)	26,492,982	24,167,816	25,346,649	24,054,066	24,022,649	11,079,649

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	May 31, 2011	May 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,435,682)	$ (1,516,766)	$ (2,539,667)	$ (2,291,614)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and impairment of equipment	101,088	106,943	144,639	177,516
Interest on loans as preferred stock				151,401
Amortization of intangibles	63,000	63,000	84,000	77,000
Amortization of debt discount	183,128	104,743	159,734	38,646
Equity based compensation attributed to debt	997,047
Common stock issued for services	108,805	22,983	132,511	107,288
Changes in assets and liabilities, net of the effect from acquisition:
Accounts receivable	124,677	(7,848)	(28,748)	167,685
Inventory	(46,062)	(5,724)	(4,214)	(45,811)
Prepaid expenses and other assets	(7,461)	(8,030)	24,404	50,748
Accounts payable	206,067	192,140	207,990	(310,953)
Accrued expenses and other current liabilities	456,632	161,636	225,896	(8,375)
Accrued payroll taxes			141,801
NET CASH USED IN OPERATING ACTIVITIES	(1,248,761)	(886,923)	(1,451,654)	(1,886,469)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale/(Purchase) of fixed assets	(20,451)	(62,850)	(74,948)	(64,835)
Increase/(Decrease) in security deposit	1,982	1,971
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:	(18,469)	(60,879)	(74,948)	(64,835)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Cash overdraft				(36,927)
Increase/(Decrease) in notes payable	200,000	(4,898)
Sale of preferred stock	800,250			100,000
Proceeds/(Payment) of term loan	(60,000)	320,000
Payment of long term debt		(66,519)	(84,849)	(650,771)
Proceeds from issuance of notes payables			770,000
Redemption of Preferred Stock				(500,000)
Proceeds from Shareholder loan	300,000	400,000	500,000	3,424,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,240,250	648,583	1,185,151	2,336,302
NET INCREASE (DECREASE) IN CASH	(26,980)	(299,219)	(341,451)	384,998
CASH AT BEGINNING OF PERIOD	43,547	384,998	384,998
CASH AT END OF PERIOD	16,567	85,779	43,547	384,998
Cash paid during the period for:
Interest	2,085	6,732	8,007	107,129
Non-cash financing activies:
Conversion of Preferred Shares to Common Shares	1,019,300
Preferred shares issued for services	277,544
Preferred and common shares issued for services				356,550
Conversion of Restricted Stock				200,000
Preferred shares issued for dividend				$ 267,936

Consolidated Statement of Changes in Shareholders’ Equity (USD $)	Conversion of Preferred Stock by Investors [Member] Preferred Stock [Member]	Conversion of Preferred Stock by Investors [Member] Additional Paid-in Capital [Member]	Conversion of Preferred Stock by Investors [Member]	Issuance of Preferred Stock to Investors [Member] Preferred Stock [Member]	Issuance of Preferred Stock to Investors [Member] Common Stock [Member]	Issuance of Preferred Stock to Investors [Member] Additional Paid-in Capital [Member]	Issuance of Preferred Stock to Investors [Member]	Preferred Stock [Member] Issuance of Preferred Stock to Lenders [Member]	Preferred Stock [Member] Issuance of Preferred Stock to Investors [Member]	Preferred Stock [Member]	Common Stock [Member] Issuance of Common Stock to Directors [Member]	Common Stock [Member] Issuance of Common Stock to Lender [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Issuance of Common Stock to Lender [Member]	Additional Paid-in Capital [Member] Issuance of Preferred Stock to Lenders [Member]	Additional Paid-in Capital [Member] Issuance of Preferred Stock to Investors [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Issuance of Common Stock to Directors [Member]	Issuance of Common Stock to Lender [Member]	Issuance of Preferred Stock to Lenders [Member]	Issuance of Preferred Stock to Investors [Member]	Total
BALANCE, May 31, 2009 at May. 31, 2009										$ 6,599			$ 7,835				$ 16,713,919	$ (13,777,107)					$ 2,951,246
BALANCE, May 31, 2009 (in Shares) at May. 31, 2009										6,599,717			7,835,316
Issuance of common stock and options for services rendered													85										85
Issuance of common stock and options for services rendered (in Shares)													85,000
Issuance of common stock											220	9,275		454,475					220	463,750
Issuance of common stock (in Shares)											220,000	9,275,000
Conversion of preferred stock	(200)	(199,800)	(200,000)
Conversion of preferred stock (in Shares)	(200,000)
Redemption of perfered stock										(500)							(499,500)						(500,000)
Redemption of perfered stock (in Shares)										(500,000)
Issuance of preferred stock								152	100						151,249	99,900					151,401	100,000
Issuance of preferred stock (in Shares)								151,400	100,000
Issuance of preferred stock dividend										268							(268)						0
Issuance of preferred stock dividend (in Shares)										268,043
Equity-based compensation													6,350				100,938						107,288
Equity-based compensation (in Shares)													6,350,000
Net loss																		(2,291,614)					(2,291,614)
BALANCE at May. 31, 2010										6,419			23,765				16,820,913	(16,068,721)					782,376
BALANCE (in Shares) at May. 31, 2010										6,419,160			23,765,316
Equity based rights issued to lender																	75,386						75,386
Conversion of preferred stock				(14)	45	(31)	0
Conversion of preferred stock (in Shares)				(13,500)	45,000
Equity-based compensation													390				132,121						132,511
Equity-based compensation (in Shares)													390,000
Net loss																		(2,539,667)					(2,539,667)
BALANCE at May. 31, 2011										$ 6,405			$ 24,200				$ 17,028,389	$ (18,608,388)					$ (1,549,394)
BALANCE (in Shares) at May. 31, 2011										6,405,660			24,200,316

Basis of Presentation	9 Months Ended
Feb. 29, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.         BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Artisanal Brands, Inc., Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments considered necessary for a fair presentation (consisting of normal recurring accruals) have been included.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Operating results expected for the nine months ended February 29, 2012 are not necessarily indicative of the results that may be expected for the year ending May 31, 2012.  For further information, refer to the financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended May 31, 2011.  Per share data for the periods are based upon the weighted average number of shares of common stock outstanding during such period.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Significant Accounting Policies [Text Block]
2.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated on consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents include investments in money market funds and are stated at cost, which approximates market value. Cash at times may exceed FDIC insurable limits.

Trade Accounts Receivable and Other Receivables, Net

The Company's accounts receivable consist primarily of amounts due from customers for the sale of its products. The Company records an allowance for doubtful accounts based on management's estimate of collectability of such trade and notes receivables outstanding. The allowance for doubtful accounts represents an amount considered by management to be adequate to cover potential losses, if any. The recorded allowance at February 29, 2012 and May 31, 2011, was $15,000 and $15,000, respectively.

Revenue Recognition

The Company recognizes revenues associated with the sale of its products at the time of delivery to customers, when the price is fixed or determinable, persuasive evidence of an arrangement exists and collectability of the resulting receivable is reasonably assured.

In the current fiscal year the Company with its largest distributor, began to purchase from a foreign manufacturer and resell coolers for product displays. The sale of the coolers are recorded once delivery is tendered to the distributor.

Marketing and Advertising Costs

All advertising costs are expensed as incurred. Advertising expenses charged to operations for the nine months ended February 29, 2012 and February 28, 2011 were approximately $119,318 and $162,957, respectively.

Reclassifications

Certain reclassifications have been made to the prior quarter amounts presented to conform to the current period presentations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Goodwill and Intangible Assets

Intangible assets at February 29, 2012 and May 31, 2011 relates to the assets acquired by the Company in August 2007.

The Company reviews long-lived assets, certain identifiable assets and any impairment related to those assets at least annually or whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.

Equity-based Compensation

The Company accounts for equity-based compensation in accordance with guidance issued by the FASB, Share-Based Payment.  The Company records compensation expense using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility; and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s equity-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the amount of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the equity-based compensation expense could be significantly different from what we have recorded in the current period.  Equity-based compensation for the nine months ended February 29, 2012 and February 28, 2011 was $1,105,852 and $22,958, respectively.  Of the equity-based compensation booked during the nine months ended February 29, 2012, $976,628  is attributable to the vesting of 4,440,000 common stock options that had been granted to KeHE Distributors in connection with the marketing and distribution agreement entered in February 2011 and amended in May 2011 and $24,020 is attributable to the vesting of 550,000 common stock options that had been granted to board members to replace those options which expired earlier in the year.

Net Income/(Loss) Per Share

In accordance with the FASB guidance for, "Earnings Per Share", basic net income/(loss) per share is computed using the weighted average number of common shares outstanding during each period. For the nine months ended February 29, 2012, diluted loss per share is the same as basic loss per share since the inclusion of the 5,430,000 outstanding stock options would be antidilutive.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, marketable securities, accounts receivable, notes receivable, and accounts payable, approximated fair value as of February 29, 2012, because of the relatively short-term maturity of these instruments and their market interest rates. Since a portion of long-term debt is in default, it is not possible to estimate its value.

Recent Accounting Pronouncements

Any new accounting pronouncements issued but not yet effective have been deemed not to be relevant to the operations of the Company, hence the effects of such undisclosed new accounting pronouncements will have no effect on the Company.

2.             SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

a.           Basis of Presentation - The accompanying audited consolidated financial statements of Artisanal Brands, Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-K and Regulation SX.  In the opinion of management, all adjustments considered necessary for a fair presentation (consisting of normal recurring accruals) have been included.

b.Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated on consolidation.

c.           Cash and Cash Equivalents -  The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents include investments in money market funds and are stated at cost, which approximates market value. Cash at times may exceed FDIC insurable limits.

d.           Trade Accounts Receivable and Other Receivables, Net - The Company's accounts receivable consist primarily of amounts due from customers for the sale of its products. The Company records an allowance for doubtful accounts based on management's estimate of collectability of such trade and notes receivables outstanding. The allowance for doubtful accounts represents an amount considered by management to be adequate to cover potential losses, if any. The recorded allowance at May 31, 2011 and 2010 was $15,000 and $40,000, respectively.

e.           Inventories – Inventories are stated at the lower of cost or market.  Cost is determined using first-in, first-out (FIFO) method for cheese, accessories and packing materials, all finished goods.

f.           Property and Equipment - Property and equipment acquired in the Artisanal acquisition is carried at net book value which approximates fair market value at the date of the acquisition. Amounts incurred for repairs and maintenance are charged to operations in the period incurred. Depreciation is calculated on a straight-line basis over the following useful lives:

Equipment	3-5 years
Furniture and fixtures	5-7 years
Leasehold improvements	5-10 years
Software	2-5 years

g.       Goodwill and Intangible Assets - Intangible assets at May 31, 2011 relates to the assets acquired by the Company in August 2007.

The Company reviews long-lived assets, certain identifiable assets and any impairment related to those assets at least annually or whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.

h.      Fair Value of Financial Instruments - The accounting guidance establishes a fair value hierarchy based on whether the market participant assumptions used in determining fair value are obtained from independent sources (observable inputs) or reflect the Company's own assumptions of market participant valuation (unobservable inputs). A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices for identical assets and liabilities in markets that are inactive; quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly; or

Level 3—Prices or valuations that require inputs that are both unobservable and significant to the fair value measurement.

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Where appropriate the Company's or the counterparty's non-performance risk is considered in determining the fair values of liabilities and assets, respectively.

i.           Revenue Recognition – The Company recognizes revenues associated with the sale of its products at the time of delivery to customers.

j.           Shipping and Handling Costs – Shipping and handling costs are included in cost of sales.

k.          Advertising Costs – All advertising costs are expensed as incurred.  Advertising expenses charged to operations for the years ended May 31, 2011 and 2010 amounted to approximately $297,691 and $356, respectively.

l.           Interest Income/(Expense) - Interest expense relates to interest owed on the Company's debt. Interest expense is recognized over the period the debt is outstanding at the stated interest rates.

m.          Income Taxes - Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying estimated tax rates and laws to taxable years in which such differences are expected to reverse. The deferred tax asset attributed to the net operating losses has been fully reserved, since the Company has yet to achieve recurring income from operations.

n.           Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from those estimates.

o.           Stock-Based Compensation - The Company accounts for stock-based compensation in accordance with guidance issued by the FASB, Share-Based Payment.  The Company records compensation expense using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility; and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the amount of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what we have recorded in the current period.  Equity-based compensation for the years ended May 31, 2011 and May 31, 2010 was $132,121 and $107,288, respectively.

p.            Net Income/(Loss) Per Share – In accordance with FASB guidance for "Earnings Per Share", basic net income/(loss) per share is computed using the weighted average number of common shares outstanding during each period.  For the years ended May 31, 2011 and 2010, diluted loss per share is the same as basic loss per share since the inclusion of stock options and warrants would be antidilutive. The Company has excluded 4,880,000 and 770,000 options, respectively, as they are antidilutive, during the years ended May 31, 2011 and 2010.

q.           Segment Disclosure – Management believes the Company operates as one segment.

r.            Recent Accounting Pronouncements – In December 2010, the FASB issued ASC No.. 2010-28 Topic 350 “ Intangibles – Goodwill and Other, When to perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The main provisions of this amendment are to consider whether there are any adverse qualitative factors indicating that an impairment may exist.  The amendments in this Update are effective for fiscal years and interim periods within those years beginning after December 15, 2010. Early adoption is not permitted. All other new accounting pronouncements issued but not yet effective have deemed to be immaterial as to any significant effect on the Company’s financials.

Accounts Receivable	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Financing Receivables [Text Block]
3.         ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	February 29,	May 31,
	2012	2011
Trade accounts receivable	$203,146	$327,566
Employees	4,928	5,185
	208,074	332,751
Less allowance for doubtful accounts	(15,000)	(15,000)
	$193,074	$317,751

3.             ACCOUNTS RECEIVABLE

                As of May 31, accounts receivable consist of the following:

	2011	2010
Trade accounts receivable	$327,566	$323,733
Employees	5,185	5,271
	332,751	329,004
Less allowance for doubtful accounts	(15,000)	(40,001)
	$317,751	$289,003

Inventories	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Inventory Disclosure [Text Block]
4.         INVENTORIES

Inventories are valued on a first-in-first-out (FIFO) basis.  Inventories consisted of the following:

	February 29,	May 31,
	2012	2011
Cheese Inventory	$125,233	$152,185
Shipping/Packing Material Inventory	221,122	188,183
Accessories & Books Inventory	71,724	31,421
Beverage	2,099	2,327
	$420,178	$374,116

4.             INVENTORIES

                 Inventories are valued on a first-in-first-out (FIFO) basis.  Inventory at May 31, consisted of the following:

	2011	2010
Cheese Inventory	$152,185	$268,212
Shipping/Packing Material Inventory	188,183	47,617
Accessories & Books Inventory	31,421	51,999
Beverage	2,327	2,074
	$374,116	$369,902

Prepaid Expenses	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Other Assets Disclosure [Text Block]
5.         PREPAID EXPENSES

As of February 29, 2012, the Company had prepaid expenses of $36,305, which consisted primarily of prepaid real estate taxes of $4,621, other operating expense of $5,289 and prepaid insurance of $26,395. As of May 31, 2011, the Company had prepaid expenses of $28,844, which consisted primarily of prepaid insurance.

5.             PREPAID EXPENSES

As of May 31, 2011, the Company had prepaid expenses of $28,844, which consisted primarily of prepaid insurance. As of May 31, 2010, the Company had prepaid expenses of $55,208, which consisted primarily of marketing expense of $6,600, deposits on inventory of $36,196 and prepaid insurance of $12,412.

Intangible assets	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Intangible Assets Disclosure [Text Block]
6.         INTANGIBLE ASSETS

Intangible assets consist of the following:

		February 29,	May 31,
	Amortizable life	2012	2011
Trade name	Indefinite	$1,720,000	$1,720,000
Non-competition agreement	5 years	110,000	110,000
Non-contractual customer relationships	10 years	620,000	620,000
Goodwill	Indefinite	1,420,679	1,420,678
Total intangible assets		3,870,679	3,870,678
Accumulated amortization		(381,500)	(318,499)
		$3,489,179	$3,552,179

7.             INTANGIBLE ASSETS

Intangible assets consist of the following:

	Amortizable life	2011	2010
Trade name	Indefinite	$1,720,000	$1,720,000
Non-competition agreement	5 years	110,000	110,000
Non-contractual customer relationships	10 years	620,000	620,000
Goodwill	Indefinite	1,420,678	1,420,678
Total intangible assets		3,870,678	3,870,678
Accumulated amortization		(318,499)	(234,500)
		$3,552,179	$3,636,178

The Company has recorded amortization on its intangibles for the years ended May 31, 2011 and 2010 of $84,000 and $77,000, respectively.

Notes Payable	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Debt Disclosure [Text Block]
7.         NOTES PAYABLE

	February 29, 2012	May 31, 2011
At February 29, 2012, notes payable consists of:

Bridge Loan, (a)	$150,000	$150,000
Term Loan, (b)	834,000	894,000
KeHE Loan-current portion, (c)	250,000	250,000
Total Notes payable	$1,234,000	$1,294,000

(a)
In July 2009, we secured from an existing shareholder a $150,000 bridge loan at an annual interest rate of nine percent (9%) which matured on September 8, 2009 (the "Bridge Loan").  The Company has defaulted on repayment of the Bridge Loan by the maturity date, however, the lender has agreed to forbear collection until such time as the Company completes a secondary offering.  As of February 29, 2012, the total amount due under the Bridge Loan including interest is $181,475.

(b)
During the period July 2009 to February 2011, we secured from several existing shareholders a term loan in the aggregate amount of $1,214,000 at an annual interest rate of nine percent (9%) to mature on or about September 10, 2010 (the "Term Loan").  The Term Loan amount has since been reduced to $834,000 (excluding interest) and the due date of the loan was extended to December 31, 2011.  The Company has defaulted on repayment of the Term Loan by the maturity date, however, the lenders have agreed to forbear collection until such time as the Company completes a secondary offering.  As of February 29, 2012, the total amount due under the Term Loan including interest is $998,477.

(c)
Also reported under Notes Payable is a $250,000 short term loan from KeHE advanced in May 2011 (See Note 9-Long Term Debt).   The Company has defaulted on repayment of the short term loan by the maturity date, however, has the full support of KeHE which has agreed to forbear until such time as the Company completes a secondary offering.

In November 2011, we obtained a short term loan of $150,000 from a lender for purposes of obtaining advance product for seasonal sales.  The loan was repaid in three installments before December 31, 2011 as well as interest in the amount of $756.16 representing eight percent (8%) interest over the course of the loan.

8.             NOTES PAYABLE and CURRENT PORTION OF LONG TERM DEBT

On May 31, 2011, notes payable consists of the following:

•
The Term Loan (described below) is due on or before December 31, 2011, and, therefore, has been moved from Long-Term Debt to Notes Payable.  As of May 31, 2011, the total amount owed to the Term Loan participants including interest is $1,002,389.

•	The $250,000 loan from KeHe discussed in Note 13(a), net of unamortized debt discount of $47,744.

•	As of May 31, 2011, the total amount due under the Bridge Loan (described below) including interest is $171,341.

•	All amounts owed under the Sellers' Notes (described below) were paid in full on or about February 11, 2011.

On May 31, 2010, notes payable consist of the following:

•
In connection with the acquisition of Artisanal Cheese, LLC, the Company obtained two seller's notes--one from each of the former members of Artisanal Cheese, LLC.  The notes are for $130,000 and $370,000, respectively (the "Sellers' Notes").  The note for $130,000 bore interest at 5% per annum and was payable in consecutive monthly payments of principal and interest in the amount of $3,896.22 commencing November 1, 2007.  The note for $370,000 bore interest at 5% per annum and was payable in consecutive monthly payments of principal and interest in the amount of $11,089.23 commencing November 1, 2007.  All principal and accrued interest under both notes was due and payable in full on October 1, 2010.  Both notes were secured pursuant to a Security Agreement pursuant to which the note holders had a first priority security interest in all assets of the Company except that the note holders had agreed to subordinate their security interest on those assets so that the Company may obtain asset-based debt financing.  As of May 31, 2010, the total balance of the notes was $132,171  and the loan principal and interest had been re-classified to current liabilities.

•
In February 2009, the Company closed on a revolving line of credit in an amount representing up to 85% of the company’s accounts receivable and 50% of its inventories with a maximum loan amount of $750,000 (the "Summit Loan").  The cost of this facility is at Prime Rate plus 2%.  The Prime Rate at February 28, 2009, was 3.25%.  The line of credit was secured by the assets of the Company and had various covenants for collateral management fees, change of control provisions and a guarantee.  As of June 1, 2009, two events of default had occurred under the Summit Loan.  Specifically, the advance against acceptable inventory exceeded the bank’s formula by approximately $20,000 and the Company had not yet paid its past due taxes in full or otherwise subordinated the taxes to the bank in a manner acceptable to the bank.  On or about June 1, 2009, the parties executed a Forbearance Agreement pursuant to which the bank agreed to forbear from exercising its rights and remedies under the original loan document in exchange for the Company’s agreement that, until it provides satisfactory evidence that it has paid the past due taxes have been paid or otherwise subordinated to the bank and until it has raised $1.7 million in cash equity, the interest rate shall be increased to the Prime Rate plus 8%.  The forbearance agreement expired July 31, 2009.  On or about August 13, 2009, the parties executed a second forbearance agreement pursuant to which the bank agreed to forbear until November 9, 2009, in exchange for a $10,000 forbearance fee, a limitation on the loan against inventory to a maximum of $175,000, and interest to continue at the rate of Prime Rate plus 8%.  On or about November 12, 2009, the parties executed a third forbearance agreement pursuant to which the bank agreed to forbear until February 15, 2010, in exchange for a $20,000 forbearance fee, a weekly pay down of the loan against inventory, and the termination of the  balance of loan against receivables on or before February 15, 2010.  On that date, the Company was in the process of finalizing loan documents with a substitute factoring company.  As agreed, no further invoices were submitted to Summit for financing and Summit proceeded to apply all monies received on behalf of the Company to the loan balance.  In the meantime, the Company received from one of its preferred shareholders and term loan participants an offer to loan the Company $2.5 million conditional upon, among other things, an assignment of the Summit financing documents to the lender.  Summit and the Company subsequently agreed that the November 12, 2009 forbearance fee which had been added to the loan balance would be halved.  On or about March 3, 2010, Summit agreed to assign and the lender agreed to assume all rights and obligations under the Summit financing documents in exchange for full payment to Summit of the then outstanding amount of $220,080.  Summit was repaid in full on March 3, 2010.

•
In October 2009, the board approved the Company’s intentions to obtain an $850,000 term loan and to raise an additional $2 million in equity.  The board subsequently increased the limit on the term loan to $1,650,000.  As of mid-February 2010, the company had secured from existing shareholders a $150,000 bridge loan at an annual interest rate of nine percent (9%) which matured on September 8, 2009 (the "Bridge Loan") and $1,214,000 of the term loan at an annual interest rate of nine percent (9%) to mature on or about September 10, 2010 (the "Term Loan").  The Company has defaulted on repayment of the Bridge Loan by the maturity date, however, the lender has agreed to forbear collection until such time as the Company completes the equity raise.  As of May 31, 2010, the total amount due under the Bridge Loan including interest is $157,841.  The Term Loan amount was subsequently reduced to $924,000 (excluding interest) through the repayment of $290,000 to one of the term lenders in exchange in part for a new loan of $2.5 million (see below).  At that time, the due date of the loan was extended to December 31, 2011 and is reported under Long-Term Debt.  (See Note 13, Long Term Debt.)

Accured Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of February 29, 2012, the Company had accrued expenses and other liabilities of $590,259 which consisted primarily of $424,014 for accrued interest on loans, vendor installment agreements of $60,895, accrued payroll of $43,959, accrued professional fees of $17,500, a vendor prepayment of $38,000 and other miscellaneous accruals for $5,891.  As of May 31, 2011, the Company had accrued expenses and other liabilities of $517,618 which consisted primarily of $418,834 for accrued interest on term loans, vendor installment agreements of $60,895, accrued payroll of $20,311 and other accrued expenses of $17,578.

10.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of May 31, 2011, the Company had accrued expenses and other liabilities of $517,618 which consisted primarily of $418,834 for accrued interest on term loans, vendor installment agreements of $60,895, accrued payroll of $20,311 and other accrued expenses of $17,578.  As of May 31, 2010, the Company had accrued expenses and other liabilities of $276,533 which consisted primarily of $5,601 for accrued payroll, $15,750 for professional fees, $149,849 for vendor installment agreements, $104,636 for accrued interest on term loans and other of $697.

Accrued Payroll Taxes	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.         ACCRUED PAYROLL TAXES

The Company is in arrears with paying payroll taxes of $951,332.  Of this amount approximately $480,000 relates to the parent Company's operations prior to the acquisition of Artisanal Cheese LLC. The balance relates to more recent payroll taxes which are attributable in part to the increased seasonal workforce.  The Company is currently negotiating with the relevant tax authorities to work out a payment program for the taxes owed.  In addition, we are currently raising funds through a senior secured bridge loan (see Liquidity and Financial Resources) to pay down the arrears.  Our plan is to make a downpayment and then making double weekly tax payments until the arrears are paid.

11.           ACCRUED PAYROLL TAXES

The Company is in arrears with paying payroll taxes of $622,570. The Company is currently negotiating with the relevant tax authorities a payment program for the balance of taxes owed.

Long Term Debt	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Long-term Debt [Text Block]
10.       LONG TERM DEBT

	February 29, 2012	May 31, 2011
At February 29, 2012, long-term debt consists of:

KeHE Loan,(a)	$770,000	$770,000
Long-Term Loan,(b)	3,500,000	3,000,000
Debt Discount, (c)	(146,492)	(279,620)
Total debt	$4,123,508	$3,490,380
Less current portion	(250,000)	(202,256)
Long term debt	$3,873,508	$3,288,124

(a)
On or about February 11, 2011, the Company entered into a three-year marketing and distribution agreement granting KeHE Distributors LLC the exclusive rights to distribute into retail outlets all Artisanal products with primary focus on the Company's 16-cheese CheeseClock program. KeHE's exclusivity is dependent upon KeHE meeting specific minimum annual sales. Under the agreement, KeHE earns a commission of five percent (5%) on all net sales to accounts serviced by KeHE and may also earn stock options upon meeting specified sales thresholds over the term of the agreement (See Notes to Financials, Note 10, Shareholders Equity for details). The agreement further provides that KeHE will loan up to $520,000 to the Company to facilitate the purchase of inventory required for the KeHE accounts and that KeHE will advance up to an additional $100,000 of marketing funds to be used for in-store demonstrations and related marketing costs. The loan bears interest at a rate of 3-Month LIBOR plus 5% to be paid quarterly and is secured by the Company's accounts receivable and inventory. For so long as any amounts remain outstanding under the loan or KeHE maintains its exclusive distributor status and meets its annual minimum purchases, the Company may not incur any debt or issue any additional common stock without KeHE’s consent, which consent shall not be unreasonably withheld. As of May 2011, the Company had drawn down $520,000 of the total amount permitted under the agreement. In May 2011, it borrowed an additional $250,000 from KeHE to be repaid within 60 days. For this reason, $250,000 of the KeHE loan is reported under Notes Payable. As an inducement for making this additional loan, the Company modified the vesting terms of KeHe’s 4,880,000 options, which were to be earned based on certain product purchase thresholds. Upon the execution on May 9, 2011, of the amended Marketing and Distribution Agreement, KeHe became fully vested on 440,000 three year options exercisable at $.30 a share. The fair market value of these options, utilizing the Black Scholes model, was $75,386. These costs were amortized over 60 days. The remaining 4,440,000 of options to be earned for future purchases of inventory were to become fully vested on August 22, 2011, if the $250,000 was not repaid. The additional funds were not repaid and the remaining options vested. The fair market value of these options, utilizing the Black Scholes model, was $976,628 all of which was expensed immediately. The principal of $770,000 is now due in May 2014. As of February 29, 2012, the total amount due under the KeHE Agreement including interest is $808,005.

(b)
On or about February 22, 2010, the Company entered a loan agreement with one of its preferred shareholders and term loan participants (the "Lender") for a loan of $2.5 million (the "Long Term Loan").  On specified dates since then, the Long Term Loan has been increased by a total of $1,000,000.  The original loan was conditional upon the Lender obtaining a first security position on all of the Company's assets.  The loan was also conditional upon the Company's repurchase from Lender and its affiliate of 500,000 shares of the redeemable convertible preferred stock held by them collectively, repayment to the Lender of amounts Lender had previously advanced to Borrower under the Term Loan agreement (discussed above), and issuance to Lender of 9,275,000 shares of the Company's $.001 par value common stock representing twenty percent of the Company's outstanding common stock on a fully-diluted basis.  The maturity date of this Long Term Loan is February 2013.  As of February 29, 2012, the total amount due under the Long Term Loan including interest is $3,690,050.

(c)	A unamortized debt discount attributed to the Long-Term Loan as of February 29, 2012 and May 31, 2011 was $146,492 and $279,620, respectively.

13.           LONG TERM DEBT

	2011	2010
At May, long-term debt consists of:
KeHE Loan,(a)	$770,000	$-0-
Long-Term Loan,(b)	3,000,000	2,500,000
Term Loans (Note 8)	-	924,000
Debt Discount, (c)	(279,620)	(437,370)
Total debt	$3,490,380	$2,986,630
Less current portion	(202,256)	-
Long term debt	$3,288,124	$2,986,630

(a)
On or about February 11, 2011, the Company entered into a three-year marketing and distribution agreement granting KeHE Distributors LLC the exclusive rights to distribute into retail outlets all Artisanal products with primary focus on the Company's 16-cheese CheeseClock program.  KeHE's exclusivity is dependent upon KeHE meeting specific minimum annual sales.   Under the agreement, KeHE earns a commission of five percent (5%) on all net sales to accounts serviced by KeHE and may also earn stock options upon meeting specified sales thresholds over the term of the agreement (See Notes to Financials, Note 14, Shareholders Equity for details).  The agreement further provides that KeHE will loan up to $520,000 to the Company to facilitate the purchase of inventory required for the KeHE accounts and that KeHE will advance up to an additional $100,000 of marketing funds to be used for in-store demonstrations and related marketing costs.  The loan bears interest at a rate of 3-Month LIBOR plus 5% to be paid quarterly and is secured by the Company's accounts receivable and inventory.  For so long as any amounts remain outstanding under the loan or KeHE maintains its exclusive distributor status and meets its annual minimum purchases, the Company may not incur any debt or issue any additional common stock without KeHE’s consent, which consent shall not be unreasonably withheld; except that the Company is permitted under the agreement to sell or otherwise issue the remaining 1,135,000 shares of its Series A Preferred Stock.  As of May 31, 2011, the Company had drawn down $520,000 of the total amount permitted under the agreement. In May 2011, it borrowed an additional $250,000 from KeHE to be repaid within 60 days.  For this reason, $250,000 of the KeHE loan is reported under Notes Payable. As an inducement for making this additional loan, the Company modified the vesting terms of KeHe’s 4,880,000 options, which were to be earned based on certain product purchase thresholds. Upon the execution, May 9th, 2011, of the amended Marketing and Distribution Agreement, KeHe became fully vested on 440,000 three year options exercisable at $.30 a share. The fair market value of these options, utilizing the Black Scholes model, was $75,386. These costs are being amortized over 60 days, hence as at May 31, 2011 there remained $47,744 of unamortized debt discount costs. The remaining 4,440,000 of options were to vest over the next 105 days if the $250,000 was not repaid. As of the date of this filing, the additional funds have not been repaid and the remaining options vested. The Company is currently renegotiating the vesting terms of these 4,880,000 of options as well as extending the due date of the $250,000.

(b)
On or about February 22, 2010, the Company entered a loan agreement with one of its preferred shareholders and term loan participants (the "Lender") for a loan of $2.5 million (the "Long Term Loan").  The loan was conditional upon the Lender obtaining a first security position on all of the Company's assets subject only to the priority security interest of Terrence Brennan and Marvin Numeroff in certain intellectual property of the Company.  This required the assignment by Summit Financial Resources LLP to the Lender of Summit's factoring facility dated February 18, 2009 (See Note 8, Notes Payable).  The loan was also conditional upon the Company's repurchase from Lender and its affiliate 500,000 shares of the redeemable convertible preferred stock held by them collectively, repayment to the Lender of amounts Lender had previously advanced to Borrower under the term loan agreements (discussed above), and issuance to Lender of 9,275,000 shares of the Company's $.001 par value common stock representing twenty percent of the Company's outstanding common stock on a fully-diluted basis.  The maturity date of this Long Term Loan is February 2013.  As of May 27, 2011, the Company increased the Long Term Loan by $500,000. As of May 31, 2011, the total amount owed under the Long-Term Loan including interest is $3,281,446.

(c)	A unamortized debt discount attributed to the Long-Term Loan as of May 31, 2011 and 2010 was $231,875 and $437, 370, respectively.

Five-Year Maturity of Debt Schedule

Principal

Fiscal 2011	1,294,000
Fiscal 2012
Fiscal 2013	3,520,000
Fiscal 2014	-
Fiscal 2015	-
Total	4,814,000

Such five year maturity schedule of debt is exclusive of the $279,620 of unamortized debt discount.

Shareholders' Equity	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
11.       SHAREHOLDERS’ EQUITY

Preferred Stock Issuances

During the quarter ended August 31, 2011, several private investors made an equity investment of $430,250 for which these investors received 430,250 shares of the Company’s redeemable convertible preferred stock. The proceeds were used for operating capital.

During the quarter ended August 31, 2011, a secured lender agreed to accept payment of the outstanding interest owed on its note through May 25, 2011,  totaling approximately $277,544 into 277,544 shares of the Company’s preferred stock.

In August 2011, the Company issued 50,000 shares of preferred stock to a lender in connection with a loan to the Company of $200,000.  The company recorded total debt discount of $50,000 and interest expense of $2,778 in connection with these shares.

During the quarter ended November 30, 2011, one private investor made an investment of $370,000 for which he received 370,000 shares of the Company’s redeemable convertible preferred stock. The proceeds were used for operating capital.

During the quarter ended November 30, 2011, two preferred shareholders converted a total of 263,300 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 877,666 shares of common stock.

During the quarter ended February 29, 2012, a preferred shareholder converted a total of 756,000 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 2,520,000 shares of common stock.

Common Stock Issuances

In September 2011, two preferred shareholders converted a total of 263,300 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 877,666 shares of common stock.

In October, 2011, the Company issued a total of 155,000 shares of common stock to three employees. The company has record an expense of $75,950 in connection with these shares over a one year amortization period.

During the quarter ended February 29, 2012, a preferred shareholder converted a total of 756,000 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 2,520,000 shares of common stock.

Stock Option Issuances

On or about February 11, 2011, the Company entered a marketing and distribution agreement with KeHE Distributors pursuant to which the Company is obligated to issue stock options subject to KeHE achieving the purchase thresholds as set forth below:

Cumulative Purchases by KeHE	Shares Earned/ Cumulative Ownership
$500,000 by the first anniversary	468,000
$2,500,000 by the second anniversary	1,972,000
$6,000,000 by the third anniversary	2,440,000
Total	4,880,000

The total number of shares represents 9.99% of the Company’s common stock outstanding on a fully-diluted basis. The respective stock options which will have an exercise period of three years from the date of issuance at an exercise price of $.30 per share.  During May 2011, the Company amended the vesting terms of these options, whereby 440,000 of such options were vested and the remainder of the options vested as of August 31, 2011.

In September 2011, the Company agreed to issue a total of 550,000 stock options to board members, subject to shareholder ratification, to replace those options which expired earlier in the year.  The stock options have an exercise period of three years from the date of issuance and an exercise price of $.30 per share.  The issuance of the options was ratified at the annual shareholder meeting in January 2012. The Company has recorded an expense of $20,420 in connection with these options.

14.           SHAREHOLDERS’ EQUITY

Terms of Series A Preferred Stock (“Preferred Stock”)

The Preferred Stock is convertible at $.30 per share into $.001 par value Common Stock of Company, (equaling 60% of the issued and outstanding Common Stock of the Company on a fully diluted basis, excluding the Management Stock Option (see below)).  Initially, dividends were to be paid (a) at an annual rate of 12% in each of the first three years ending August 14, 2008, 2009, and 2010 and were to be paid in preferred shares and (b) after the first three years, at a rate of 12% if paid in cash or at a rate of 15% if paid in preferred shares, at the election of the Company.  In February 2010, the preferred shareholders voted to terminate the issuance of dividends effective November 30, 2009.  The preferred share dividends shall convert into Common Stock at $.30 per share.

The redemption provisions of these redeemable preferred shares are at the option of the Company. At any time prior to August 14, 2010, and upon 30 days advance notice, the Company had the right to redeem one-half of the Preferred Stock that is issued and outstanding by paying the Holder the full par value of the Preferred Stock plus accrued dividends in cash (the “First Redemption”).  The remaining one-half of the Preferred Stock that is issued and outstanding after the First Redemption can either be: (a) redeemed by the Company in cash at par value plus accrued dividends with the Holder also receiving a 2-year option to acquire 5% of the issued and outstanding Common Stock of the Company at an exercise price of $.30 per share, or, (b) converted into 30% of the issued and outstanding Common Stock of the Company (the “Second Redemption”).  The Holder shall have sole authority to elect subsection (a) or (b) above upon receiving a Redemption Notice.  Any Common Stock or Common Stock Option issued pursuant to the First Redemption or the Second Redemption shall be on a fully-diluted basis.

So long as over $1,500,000 of the Preferred Stock is issued and outstanding the Company shall require the prior written consent of Holders representing 2/3 of the Preferred Stock issued and outstanding to (a) sell, merge with, acquire or consolidate with another business entity, (b) incur additional leverage beyond the leverage contemplated by the Company and Holders as part of the Company’s acquisition of Artisanal Cheese, LLC, or (c) issue any new shares of common stock or securities convertible or exercisable into Common Stock in excess of 2% of the shares of Common Stock issued and outstanding on a fully diluted basis at the Closing, excluding the Management Stock Option below.

In the event of a liquidation, the Preferred Stockholders shall receive a cash payment of $1.20 per preferred share.

Preferred Stock Issuances

The Company has sold 5,350,000 shares of redeemable convertible Preferred Stock at a price of $1.00 per share for total gross proceeds of $5,350,000.  In February 2010, as a condition of the Long Term Loan financing, the Company repurchased 500,000 shares of preferred stock as part of its $2.5 million loan agreement with the Lender (See Note 13, Long Term Debt).  The Company paid a total of $500,000 for the repurchased shares.

The Company issued 15,000 shares of preferred stock in exchange for consulting services during fiscal year ended May 31, 2007 and another 151,400 shares of preferred stock was issued to certain shareholders in consideration of their participation in the Bridge and Term Loans which they collectively made to the Company during the fiscal year ended May 31, 2010.  The Company recorded an expense of $151,400 in connection with these shares.

The number of preferred shares issued as dividends from their initial sale in August 2007 through November 30, 2009 (the date upon which the dividends were deemed terminated) is 1,402,760.  In March 2011, a preferred shareholder converted 13,500 shares of preferred stock at the conversion price of $.30 per share into 45,000 shares of common stock.   As of May 31, 2011, the total number of preferred shares outstanding is 6,405,660.

Common Stock Issuances

In June 2009, the Company issued 125,000 shares of common stock to one of its employees vesting over two years.  The company recorded deferred compensation of $36,250 in connection with these shares.

In December 2009, the Company issued 110,000 shares of common stock to each of two directors for their agreement to serve as board members.  The company recorded an expense of $24,200 in connection with these shares.

In December 2009, the Company issued 50,000 shares of common stock to one of its employees vesting over two years.  The company recorded deferred compensation of $5,500 in connection with these shares.

In December 2009 and February 2010, the Company issued 60,000 and 25,000 shares of common stock, respectively, to two consultants for services rendered.  The company recorded an expense of $6,975 in connection with these shares.

In February 2010, the Company canceled 200,000 shares of common stock which had been issued to employees whose employment terminated prior to the completion of vesting. The company therefore has reversed all deferred compensation expenses of ($91,053) in connection with these shares.

In February 2010, the Company issued 9,275,000 shares of common stock to a lender in connection with a loan to the company totaling $2.5 million.  The company recorded total debt discount of $463,750 and interest expense of $38,646 in connection with these shares.

In February 2010, the Company issued 6,375,000 shares of common stock to its chairman and chief executive officer and cancelled its existing stock option agreement with the officer in connection with an amended and restated employment agreement which provides, in pertinent part, for a term extension of three years.  The stock shall be fully vested but the officer shall be restricted from selling, transferring or otherwise disposing of more than 2,125,000 shares of said stock in each successive twelve month period commencing February 22, 2010.  The Company recorded deferred compensation of $318,750 and an expense of $26,563 in connection with these shares.

In July 2010, the Company issued 50,000 shares of common stock to each of seven directors for a total of 350,000 shares for their agreement to serve as board members.  The company recorded an expense of $24,200 in connection with these shares over a one year amortization period.

In October, 2010, the Company issued a total of 65,000 shares of common stock to two employees. The company has record an expense of $38,786 in connection with these shares over a one year amortization period.

In December 2010, 25,000 shares of common stock previously issued to an employee were cancelled.

In March 2011, a preferred shareholder converted 13,500 shares of preferred stock at the conversion rate of $.30 per share for which the shareholder received 45,000 shares of common stock.

Stock Option

At the time the Company acquired Artisanal Cheese LLC (during fiscal year ended May 31, 2008), the Company offered Mr. Daniel W. Dowe and Mr. William Feeney of 5,100,000 of management stock options so as to encourage them to serve as Chairman/CEO and President of the Company, respectively.  Specifically, the  Company offered them five-year management stock options having an exercise price of $.30 per share that are exercisable into approximately 12% and 8%, respectively, of the Company’s common stock on a fully-diluted basis.  The options were not exercisable unless the Company (a) achieved $21.6 million in revenue or $2 million EBITDA in a full calendar year by no later than 2009 and (b) redeemed 2,125,000 shares of the preferred stock.  When Mr. Feeney resigned as President in January 2009, and Mr. Dowe assumed Mr. Feeney’s duties, the board voted at its meeting on January 31, 2009 to adjust the aforementioned percentages to 14.4% and 1.9%, respectively, recognizing Mr. Feeney’s contribution toward the acquisition of Artisanal Cheese LLC and his continued contribution as a consultant to the Company.  The board subsequently extended the date to achieve projected revenue to December 31, 2010.  In February 2010, Mr. Dowe's and Mr. Feeney's stock options were canceled.

At its board meeting on April 9, 2008, the board authorized three-year stock options to each of the seven non-managing board members totaling 770,000 stock options.  The options had an exercise price of $.30 per share that is exercisable into 0.4% of the Company’s Common Stock. These options expired on January 31, 2011.

On or about February 11, 2011, the Company entered a marketing and distribution agreement with KeHE Distributors pursuant to which the Company is obligated to issue stock options subject to KeHE achieving the purchase thresholds as set forth below:

Cumulative Purchases by KeHE	Shares Earned/ Cumulative Ownership
$500,000 by the first anniversary	468,000
$2,500,000 by the second anniversary	1,972,000
$6,000,000 by the third anniversary	2,440,000
Total	4,880,000

The total number of shares represents 9.99% of the Company’s common stock outstanding on a fully-diluted basis. The respective stock options which will have an exercise period of three years from the date of issuance at an exercise price of $.30 per share.  During May 2011, the Company amended the vesting terms of these options, whereby 440,000 of such options were vested and the remainder of such options issued vested post year end. The Company is currently re-negotiating the vesting terms of the 4,440,000 options vesting post year end.

A summary of the activity of stock options for the years ended May 31, 2011 and 2010 is as follows:

			Weighted Average
	Stock Options		Exercise Price
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – May 31, 2009	5,870,000	770,000	$.30	$.30
Granted Fiscal Year 2010	-	-	-	-
Exercised Fiscal Year 2010	-	-	-	-
Canceled Fiscal Year 2010	(5,100,000)	-	-	-
Balance – May 31, 2010	770,000	770,000	.30	.30
Granted Fiscal Year 2011	4,880,000	440,000	.30	.30
Exercised Fiscal Year 2011	-	-	-	-
Canceled Fiscal Year 2011	(770,000)	(770,000)	(.30)	(.30)
Balance – May 31, 2011	4,880,000	440,000	$.30	$.30

The intrinsic value of the Company’s options outstanding during the years ended May 31, 2011 and 2010 was $0 and $0, respectively.

Information, at date of issuance, regarding stock option grants for the year ended May 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Year ended May 31, 2011:
Exercise price exceeds market price	4,880,000	$.30	$.065
Exercise price equals market price	-	-	-
Exercise price is less than market price	-	-	-

The following table summarizes information about stock options outstanding and exercisable at May 31, 2011:

	Number Outstanding	Weighted- Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable
Range of exercise prices:
$.01 to $.50	4,880,000	3	$.30	440,000

Description of Business	12 Months Ended
May 31, 2011
Business Description and Basis of Presentation [Text Block]
1.             DESCRIPTION OF BUSINESS

Artisanal Brands, Inc. (the “Company”) markets and distributes a wide line of specialty, artisanal and farmstead cheese products and other related specialty food products under its own brand “Artisanal Premium Cheese” to food wholesalers and retailers and directly to consumers through its catalog and website www.artisanalcheese.com.

Fixed Assets	12 Months Ended
May 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
6.             FIXED ASSETS

                Fixed Assets, net consist of the following:

	2011	2010
Furniture and fixtures	$178,665	$178,665
Kitchen Equipment	274,485	270,929
Computer Equipment	114,551	113,722
Software & Web Design	39,996	20,087
Cheese Clock by Artisanal tm	131,211	82,173
Leasehold Improvement	356,396	354,780
	1,095,304	1,020,356
Less: Accumulated
Depreciation & Amortization	(548,558)	(403,919)
	$546,746	$616,437

Depreciation expense recorded for the years ended May 31, 2011 and 2010 was $144,639 and $177,516, respectively.

Prepaid Gift Certificates and Other Deferrred Revenue	12 Months Ended
May 31, 2011
Deferred Revenue Disclosure [Text Block]
9.             PREPAID GIFT CERTIFICATES AND OTHER DEFERRED REVENUE

The Company records cash received in advance of the delivery of products or services as deferred revenue until the products are delivered to customers or the services are provided.  Gift certificates are issued for a one-year period at which time the certificate expires.

Income Taxes	12 Months Ended
May 31, 2011
Income Tax Disclosure [Text Block]
12.           INCOME TAXES

At May 31, 2011, the Company has available unused net operating loss carryforward (“NOL”) of approximately $15,380,000 that may be applied against future taxable income and expire at various dates through 2030.  The Company has a deferred tax assets arising from such net operating loss deductions and has recorded a valuation allowance for the full amount of such deferred tax asset since the likelihood of realization of the tax benefits cannot be determined.  Such valuation allowance has increased approximately $975,000 during 2011.

	2011	2010
Deferred tax asset:
Net operating loss carryforward	$6,725,000	$5,750,000
Valuation allowance	(6,725,000)	(5,750,000)
Net deferred tax asset	$-0-	$-0-

A reconciliation of the statutory federal income (tax) benefit to actual tax benefit is as follows:

	2011	2010
Statutory federal income (tax) benefit	$(888,000)	$(801,000)
State and local tax benefit – net of federal benefit	(229,000)	(206,000)
Permanent differences – equity compensation and other	142,000	130,000
Income tax benefit utilized (not utilized)	975,000	877,000
Actual tax benefit	$-0-	$-0-

If the Company has a greater than 50% change in ownership of certain stock holdings by shareholders of the Company pursuant to Section 382 of the Internal Revenue Code, the net operating losses may be limited.  Currently no such evaluation has been performed.

Commitments and Contingencies	12 Months Ended
May 31, 2011
Commitments and Contingencies Disclosure [Text Block]
15.           COMMITMENTS AND CONTINGENCY

                As of May 31, 2010 and May 31, 2009, the company has the following commitments and contingencies:

Term	Agreement	Monthly Expense
8/15/07 – 8/14/12	Preferred Vendor Agreement (a)	n/a
8/15/07 – 8/14/12	Product Development Agreement (b)	n/a
8/15/07 – 8/14/12	Trademark Assignment (c)	n/a
9/28/07 – 9/27/12	Lease Agreement (d)	$23,650

a.
The Company has entered into a five-year Preferred Vendor Agreement with two restaurant establishments owned by the former member of Artisanal Cheese, LLC, pursuant to which the Company will supply the restaurants or their affiliates with any and all premium cheese products at a high volume discount and at prices not to exceed prices offered to other customers, and the restaurants are to purchase exclusively from the Company provided the Company can meet terms and conditions acceptable to the restaurants.  The Preferred Vendor Agreement also provides for a credit to the restaurant establishments which credit shall be applied to the first $228,000 worth of product, not to exceed $57,000 in any calendar quarter.  This credit is the result of the payoff in full at the closing of Artisanal by one of its former members of a certain loan to the Company.  (See Note 8, Notes Payable).

b.
The Company has entered into a five-year Product Development Agreement pursuant to which the Company shall have a “first-look” right and 30-day exclusivity period to evaluate and negotiate in good faith a distribution arrangement (including minimum orders, exclusivity, prices/royalty rates and terms) for all new cheeses, cheese related products and other products developed by the two restaurant establishments owned by the former member of Artisanal Cheese, LLC.  After the 30-day exclusivity period, the Company will have an opportunity to match any terms and conditions of a distribution agreement that the restaurants may subsequently reach with a third party.  The Agreement provides for a written trademark license from the Company to the restaurants upon terms to be mutually agreed upon with respect to any distribution by the restaurants under the Artisanal brand of such new products other than distribution by the Company.

c.
The Company has entered into a Trademark License Agreement pursuant to which the Company granted a royalty-free license to the two restaurant establishments to use the trade name “Artisanal Fromagerie & Bistro” and the derivative logo (consisting of an oval design with four stylized sheep seated in front of a barn and the words “Artisanal Fromagerie – Bistro – Wine Bar”) in connection with the operation, distribution and sale of cheese, cheese products and other food products from the restaurant establishments or their affiliated restaurants or retail stores.  In October 2009 this mark was assigned to the Licensees in accordance with the agreement.

d.
Upon closing the acquisition of Artisanal Cheese LLC in August 2007, the Company negotiated a new five-year lease for approximately 10,000 square feet commencing September 28, 2007, subject to rent increase of approximately ten percent per annum. The current lease payment is approximately $23,500 per month.  The leased space consists of all executive and sales offices, five cheese aging caves, a packaging and shipping facility, a customer call center and a 1,000 square foot cheese center consisting of a fully-equipped kitchen, classroom and presentation area with two large flat screen television panels used for conducting cheese education courses and third-party special events.  From this facility the business distributes its line of Artisanal Premium Cheese products to fine food wholesalers, specialty food outlets, restaurants and through its catalogue and Website.

The Company's subsidiary is currently involved in a couple of legal proceedings that are incidental to its operations.  None of these proceedings may have, or have had in the 12 months preceding the date of this report, a significant effect on the financial position or profitability of the Company or its subsidiary:

CIT Technology Financing Services, Inc. v. Artisanal Cheese, LLC, New York Supreme Court (New York), Index No. 06159/10 – Plaintiff sought approximately $107,000 pursuant to two copier leases.  The Company negotiated a settlement with plaintiff to resume monthly payments for the copiers.

Christopher Calise and Perry Lerner v. Artisanal Cheese, LLC, New York Supreme Court (New York County), Index No. 5073/2010.  Plaintiffs each loaned $50,000 to the Company on or about July 10, 2009.  In June 2010, they commenced an action for unpaid interest and requesting acceleration of the loan.  The Company negotiated a settlement with plaintiffs to pay off the note by December 31, 2011.

Central Business Solutions v. Artisanal Cheese, LLC New York City Civil Court (New York County), Index No. 043515/2010.  Plaintiff is seeking approximately $13,000 for equipment maintenance services.  The Company rejects Plaintiff's claim in full and has counterclaimed for damages resulting from Plaintiff's breach of contract, misrepresentation and fraud.

Related Party transactions	12 Months Ended
May 31, 2011
Related Party Transactions Disclosure [Text Block]
16.           RELATED PARTY TRANSACTIONS

The wife of Daniel W. Dowe, the Company’s Chief Executive Officer and Chief Financial Officer, periodically provides legal and administrative services to the Company. For the years ended May 31, 2011 and 2010, Mrs. Dowe received $65,000 and $60,000, respectively for legal and administrative services performed throughout the year.

Beginning in July 2008, one of the Company’s directors, Jeffrey Roberts, began providing consulting services to the Company.  Effective January 2009, Mr. Roberts received a monthly fee of $2400 plus expenses. Mr. Roberts meets with various cheese producers throughout the United States to find new products and, in particular, products to be sold exclusively under the Company’s brand.  For the years ended May 31, 2011 and May 31, 2010, Mr. Roberts received approximately $0 and $7,367, respectively, for his services and out-of-pocket expenses.

With respect to the foregoing transactions, the Company believes that the terms of these transactions were as fair to the Company as could be obtained from an unrelated third party.  Future transactions with affiliates including loans will be on terms no less favorable than could be obtained from unaffiliated parties and will be approved by a majority of the independent disinterested members of the board of directors.

Subsequent Events	12 Months Ended
May 31, 2011
Subsequent Events [Text Block]
17.           SUBSEQUENT EVENTS

For the period June 1, 2011 through September 9, 2011, the Company sold 630,000 shares of preferred stock to three investors for a total of $630,000.  An additional 277,544 shares of preferred stock were issued in lieu of interest due to two debt holders.

For the period June 1, 2011 through September 9, 2011, the long-term loan was increased by $200,000 for which the lender received 50,000 shares of preferred stock.

The Company is in negotiations to modify the vesting terms of the remaining 4,440,000 of options not vested at May 31, 2011 and extend the due date of $250,000 of related debt to KeHe.